Inventories (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Balances at the beginning of the year	R$ (9,611)	R$ (6,176)
Additions	(597)	(4,876)
Write-offs	940	1,441
Balances at the end of the year	R$ (9,268)	R$ (9,611)